Ordinary Shares - Additional Information (Detail) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 07, 2021 CNY (¥) shares	Mar. 28, 2019 $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 07, 2021 USD ($)	May 31, 2021 shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized							10,000,000,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.00001		$ 0.000005			$ 0.000005
Common stock, shares, issued							1,203,526,000
Common stock, shares outstanding				3,942,801,610			1,203,526,000
Share split		1-to-2
Net proceed from initial public offering			¥ 2,133,437,000	$ 334,782
Stock Repurchase Program, Period in Force	12 months
Total consideration | ¥			16,546,000
ShareRepurchaseProgram [Member]
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount | $					$ 50,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized				8,900,000,000
Common stock, shares, issued				3,206,653,701		300,000,000
Common stock, shares outstanding				3,140,896,631
Common Class A [Member] | ShareRepurchaseProgram [Member]
Class of Stock [Line Items]
Stock Repurchased During Period, Shares	13,606,230
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized				1,000,000,000
Common stock, shares, issued				801,904,979
Common stock, shares outstanding				801,904,979
ADS Shares [Member] | ShareRepurchaseProgram [Member]
Class of Stock [Line Items]
Stock Repurchased During Period, Shares	1,360,623
Total consideration | ¥	¥ 16,546,000
IPO [Member]
Class of Stock [Line Items]
Net of issuance cost | ¥			28,233,000
IPO [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares outstanding				401,621,021
Preferred Stock, Convertible, Conversion Ratio						1
IPO [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares outstanding				801,904,979
IPO [Member] | Common Class A & B [Member]
Class of Stock [Line Items]
Common stock, shares outstanding				1,203,526,000
IPO [Member] | ADS Shares [Member]
Class of Stock [Line Items]
Common stock, shares, issued						30,000,000
Net proceed from initial public offering | ¥			2,133,437,000
Net of issuance cost | ¥			¥ 28,233,000
Preferred Stock, Shares Outstanding						2,437,739,290